Unaudited Condensed Consolidated Statements of Shareholders's Equity - USD ($)	Share capital	Additional paid-in capital	Statutory reserve	Accumulated deficit	Accumulated other comprehensive (loss) income	Non-controlling Interest	Total
Balance at Jun. 30, 2020	$ 452	$ 25,572,545		$ (10,280,741)	$ (352,649)	$ 5,659,589	$ 20,599,196
Balance (in Shares) at Jun. 30, 2020	4,518,864
Issuances of ordinary shares in connection with private placements	$ 338	11,049,662					11,050,000
Issuances of ordinary shares in connection with private placements (in Shares)	3,375,000
Issuances of ordinary shares for professional services	$ 5	222,500					222,505
Issuances of ordinary shares for professional services (in Shares)	55,335
Net (loss) income for the period				(681,041)		377,840	(303,201)
Appropriation of net income			5,848	(5,848)
Foreign currency translation adjustment					1,351,562		1,351,562
Balance at Dec. 31, 2020	$ 795	36,844,707	5,848	(10,967,630)	998,913	6,037,429	32,920,062
Balance (in Shares) at Dec. 31, 2020	7,949,199
Balance at Jun. 30, 2021	$ 2,039	80,917,821		(18,413,627)	(2,781,485)	5,749,362	65,474,110
Balance (in Shares) at Jun. 30, 2021	20,384,630
Issuances of ordinary shares in connection with registered direct offering	$ 1,500	20,808,500					20,810,000
Issuances of ordinary shares in connection with registered direct offering (in Shares)	15,000,000
Issuances of ordinary shares in connection with private placements	$ 6,170	47,664,954					47,671,124
Issuances of ordinary shares in connection with private placements (in Shares)	61,707,164
Issuances of ordinary shares for exercise of warrants	$ 445	6,674,555					6,675,000
Issuances of ordinary shares for exercise of warrants (in Shares)	4,450,000
Issuances of ordinary shares for professional services	$ 33	217,718					217,751
Issuances of ordinary shares for professional services (in Shares)	325,000
Net (loss) income for the period				(3,417,379)		(1,285,431)	(4,702,810)
Foreign currency translation adjustment					2,554,601		2,554,601
Balance at Dec. 31, 2021	$ 10,187	$ 156,283,548		$ (21,831,006)	$ (226,884)	$ 4,463,931	$ 138,699,776
Balance (in Shares) at Dec. 31, 2021	101,866,794